Other current liabilities	12 Months Ended
Sep. 30, 2019
Other current liabilities
Other current liabilities

Note 10 — Other current liabilities

Other current liabilities consisted of the following:

	September 30,	September 30,
	2019	2018

IT service fees payable	$377,477	$41,175
Shipping expenses payable	246,957	134,928
Professional service fees payable	137,484	58,223
Marketing expenses payable	1,401	50,945
Others	102,434	15,108
Total	$865,753	$300,379